Expenses (Details) - Schedule of staffing expenses consists - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Staffing Expenses Consists Abstract
Salaries, wages and bonus	$ 310,894	$ 411,150
Director remuneration		32,357
EPF, ESIC and Labour welfare fund		2,515
Total expenses	$ 310,894	$ 446,022